		CLIFFORD CAPITAL PARTNERS FUND
		SCHEDULE OF INVESTMENTS
		June 30, 2023 (unaudited)
		Shares	Fair Value
98.40%	COMMON STOCKS
5.19%	COMMUNICATION SERVICES
	Liberty Media Corp-Liberty Sirius XM (A)	109,000	$3,576,290
	Vodafone Group PLC	242,300	2,289,735
			5,866,025
13.21%	CONSUMER DISCRETIONARY
	AutoZone, Inc.(A)	1,920	4,787,251
	Big Lots, Inc.	317,500	2,803,525
	eBay Inc.	84,600	3,780,774
	Perdoceo Education Corp.(A)	252,500	3,098,175
	Qurate Retail, Inc. - Class A(A)	479,800	474,906
			14,944,631
10.40%	CONSUMER STAPLES
	General Mills, Inc.	57,300	4,394,910
	Haleon PLC-ADR	370,300	3,103,114
	The Kraft Heinz Co.	120,100	4,263,550
			11,761,574
5.78%	ENERGY
	Liberty Energy, Inc.	185,400	2,478,798
	Schlumberger Ltd.	82,600	4,057,312
			6,536,110
20.98%	FINANCIALS
	American Express Co.	28,500	4,964,700
	Community Trust Bancorp, Inc.	102,400	3,642,368
	CVB Financial Corp.	285,000	3,784,800
	EVERTEC, Inc.	115,900	4,268,597
	First Citizens BancShares, Inc.	2,520	3,234,294
	Westamerica Bancorp.	100,200	3,837,660
			23,732,419
11.31%	HEALTH CARE
	Cardinal Health, Inc.	60,600	5,730,942
	GSK PLC	94,700	3,375,108
	Johnson & Johnson	22,300	3,691,096
			12,797,146
15.06%	INDUSTRIALS
	3M Company	31,500	3,152,835
	HNI Corp.	76,600	2,158,588
	Pitney Bowes, Inc.	1,148,800	4,066,752
	Raytheon Technologies Corp.	42,600	4,173,096
	Stericycle, Inc.(A)	75,000	3,483,000
			17,034,271
11.74%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc.	64,900	3,357,926
	DXC Technology Co.(A)	173,600	4,638,592
	NCR Corp.(A)	209,700	5,284,440
			13,280,958
4.73%	MATERIALS
	Compass Minerals International, Inc.	82,400	2,801,600
	Sealed Air Corp.	63,600	2,544,000
			5,345,600
98.40%	TOTAL COMMON STOCKS		111,298,734
1.46%	MONEY MARKET FUNDS
	Federal Institutional Prime Obligations Fund
	Institutional Class 5.19%(B)	1,659,054	1,659,344
99.86%	TOTAL INVESTMENTS		112,958,078
0.14%	Liabilities in excess of other assets		154,496
100.00%	NET ASSETS		$113,112,574

(A)Non-income producing

CLIFFORD CAPITAL PARTNERS FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Shares	Fair Value

(B)Effective 7 day yield as of June 30, 2023

CLIFFORD CAPITAL PARTNERS FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

Shares	Fair Value

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

		Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$111,298,734	$-	$-	$111,298,734
Money Market Funds	1,659,344			1,659,344
Total Investments	$112,958,078	$-	$-	$112,958,078
The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023.
At June 30, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $115,492,331 and the related tax-based net unrealized appreciation (depreciation)
consists of:
		Gross unrealized appreciation		$13,258,498
		Gross unrealized depreciation		(15,792,751)
		Net unrealized appreciation		$(2,534,253)